Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (11,973,902)	$ (14,185,887)	$ (3,793,585)	$ (23,753,863)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Stock based compensation	6,082,944	7,034,079	58,536	9,750,511
Finance charges				6,807,702
Synthetic ATM commitment fee				500,000
Change in fair value of common stock make-whole obligation	208,247			272,011
Loss on sale of investments in equity securities	179,805
Change in fair value of investment in equity securities	700,454	150,994	(18,556)	322,134
Change in fair value of SAFE notes		955,000	212,200	955,000
Loss on write-off of promissory notes and deposit	232,481
Loss on write-off of deferred transaction cost	30,000
Change in fair value of warrant liability	(1,660,583)	2,753,964		511,342
Change in fair value of convertible notes		471,400		471,400
Change in fair value of sponsor earnout shares	(528,000)	(1,636,100)		(4,076,200)
Depreciation expense	2,317	1,074	6	1,823
SAFE notes issuance costs			466,302
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(53,893)	(461,575)	(426,497)	(47,999)
Accounts payable	58,331	(4,055,728)	310,281	(3,389,540)
Accrued liabilities and other current liabilities	173,039	458,618	208,107	1,955,965
Net cash used in operating activities	(6,548,760)	(8,514,161)	(2,983,206)	(9,719,714)
Cash flows from investing activities:
Capital project costs	(3,555,268)	(726,102)		(1,010,180)
Land acquisition cost	(16,619)		(100,000)	(1,623,946)
Proceeds from sale of investment in equity securities	570,255
Investment in equity securities			(200,000)	(1,600,000)
Investment in other long-term assets		(50,000)		(50,000)
Purchase of property and equipment		(11,155)	(1,974)	(15,237)
Promissory notes issued		(492,000)		(492,000)
Net cash used in investing activities	(3,001,632)	(1,279,257)	(301,974)	(4,791,363)
Cash flows from financing activities:
Proceeds from issuance of common stock	1,647,431		87	260,927
Payment of equity issuance costs				(32,601)
Proceeds from early exercise of stock option awards			14,850
Proceeds from investor for issuance of SAFE notes		200,000	5,000,000	200,000
Proceeds from issuance of notes payable to related parties	250,000		1,000,000	2,000,000
Repayment of notes payable to related parties	(250,000)		(1,000,000)
Proceeds from exercise of warrants		1,561,655		1,561,655
Proceeds from issuance of convertible notes		2,100,000		2,100,000
Deferred transaction costs paid	(25,000)	(4,134,056)	(95,900)	(4,167,323)
Payment of issuance costs for SAFE notes to related parties			(435,000)
Repayment of short-term loan from related parties	(2,000,000)
Proceeds from short-term loan	337,244	510,000	80,800	2,060,000
Repayment of short-term loan	(1,841,129)	(199,170)	(7,833)	(324,415)
Proceeds from advance received from PIPE investors	125,000	11,639,088		425,000
Proceeds from public offering	10,270,400
Proceeds from warrant inducement exercises	2,971,040
Transaction costs associated with public offering and warrant inducement	(1,260,226)
Proceeds from of business combination and issuance of PIPE shares				11,639,088
Repayment of sponsor promissory notes		(1,562,834)		(1,562,834)
Repurchase of unvested shares	(1,593)	(6,003)		(7,670)
Cash in lieu payment on fractional shares under reverse stock split	(345)
Net cash provided by financing activities	10,222,822	10,108,680	4,557,004	14,151,827
Net (decrease)/ increase in cash	672,430	315,262	1,271,824	(359,250)
Cash at the beginning of the period	912,574	1,271,824		1,271,824
Cash at the end of the period	1,585,004	1,587,086	1,271,824	912,574
Supplemental disclosure for cash flow information:
Interest paid	146,208	8,814	7,667	16,055
Taxes paid	5,150			3,173
Supplemental disclosure of non-cash investing and financing activities:
Unpaid deferred transaction costs		3,470,991	909,209	3,354,121
Unpaid amount for repurchase of unvested shares			6,003
Conversion of legacy SAFE notes		64		64
Conversion of legacy convertible notes		26		26
Sponsor earnout share liability		4,608,900		4,076,200
Issuance of common stock to Sponsor		400		400
Net liabilities assumed upon closing of business combination		14,638,315		14,638,215
Issuance of common stock to non-redeeming shareholders		13		13
Unpaid SAFE note issuance costs			31,302
Unpaid capital project costs	478,139			2,310,223
Unpaid land purchase costs				16,619
Commitment and other fees for synthetic ATM				500,000
Unpaid finance charge related to common stock issuance to lenders				567,031
Finance charge related to Equity Kicker				$ 6,200,000
Unpaid pre-acquisition capital project costs		846,385
Reclass of advances to capital project costs	236,235
Unpaid public offering issuance cost	615,270
Unpaid warrant inducement issuance cost	29,000
Incremental fair value of warrant inducement	2,108,480
Issuance of common stock to short- term loan holders	6,200,000
Issuance of common stock to PIPE investors	550,000
Issuance of common stock to vendor	80,612
Issuance of common stock under license arrangement	$ 343,000